INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY	4. INVENTORY
	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Raw materials	10,136	9,795
Work-in-progress	3,062	2,259
Finished goods	875	844
	14,073	12,898
4. INVENTORY
	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Raw materials	9,065	10,136	7,683
Work-in-progress	2,078	3,062	2,321
Finished goods	749	875	663
Total inventory	11,892	14,073	10,667